SUBSIDIARY PUBLIC ISSUERS - Schedule of Consolidated Income Statement Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenues	$ 6,407	$ 5,876	$ 5,038
Net (loss) income	712	(9)	616
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	(37)	(218)	(50)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	5	0	3
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	(1,856)	(1,919)	(724)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	6,407	5,876	5,038
Net (loss) income	1,583	1,052	1,686
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	$ 1,017	$ 1,076	$ (299)